Transactions with Parties in Interest - Additional Information (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments Issued by affiliates held	$ 2,792,943,297	$ 2,564,338,402
Fidelity Management Trust Company
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments Issued by affiliates held	1,039,543,187	930,170,880
PACCAR Inc Common Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Purchases made by the plan	296,117,434
Sales made by the plan	332,431,989
Dividends received on common stock	57,189,779
Dividends and other receivables	38,400,064	42,216,935
Investments Issued by affiliates held	$ 1,331,364,750	$ 1,279,431,089